BUSINESS COMBINATION (Details) - JPY (¥) ¥ in Thousands			1 Months Ended	12 Months Ended
	Jul. 31, 2015	Aug. 28, 2014	Jul. 31, 2016	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Nov. 04, 2016
Allocation of purchase price
Goodwill				¥ 2,038,710	¥ 2,132,137	¥ 175,427
TechLaw
Business Acquisition [Line Items]
Cash paid for acquisition		¥ 891,575
Future contingent payments		0
Goodwill expected to be deductible for tax purposes		166
Allocation of purchase price
Trade accounts receivable		264,809
Prepaid expense		72,431
Property and equipment		57,805
Other intangible assets		384,626
Other		9,692
Total assets acquired		789,363
Current liabilities		48,669
Total liabilities assumed		48,669
Total identified net assets		740,694
Goodwill		150,881
Purchase price		¥ 891,575
Revenues included in the Company's consolidated statement of income						963,666
Net income/(loss) before income taxes included in the Company's consolidated statement of operations						(15,438)
TechLaw | Selling, general and administrative expenses
Business Acquisition [Line Items]
Acquisition related costs						¥ 87,803
EvD, Inc
Business Acquisition [Line Items]
Cash paid for acquisition			¥ 334,837	135,948
Acquisition related costs					254,884
Aggregate consideration	¥ 4,381,175		132,084
Promissory note settled			¥ 361,511
Allocation of purchase price
Cash and cash equivalent	179,050
Trade accounts receivable	1,055,767
Prepaid expense	100,412
Other current assets	355,844
Other intangible assets	2,136,610
Other	135,598
Total assets acquired	3,963,281
Trade accounts payable	178,623
Deferred tax liabilities	878,767
Income tax payable	276,143
Other current liabilities	386,211
Other	25,306
Total liabilities assumed	1,745,050
Total identified net assets	2,218,231
Goodwill	2,162,944
Purchase price	¥ 4,381,175
Revenues included in the Company's consolidated statement of income					3,419,285
Net income/(loss) before income taxes included in the Company's consolidated statement of operations					¥ 108,475
EDI
Business Acquisition [Line Items]
Future contingent payments							¥ 53,467
Maximum earn-out payment							¥ 65,065
Percent of interests acquired							100.00%
Allocation of purchase price
Trade accounts receivable							¥ 27,710
Property and equipment							951
Other intangible assets							10,198
Total assets acquired							148,491
Trade accounts payable							20,485
Total liabilities assumed							20,485
Total identified net assets							128,006
Goodwill							127,449
Purchase price							255,455
EDI | Selling, general and administrative expenses
Business Acquisition [Line Items]
Acquisition related costs				¥ 16,415
Customer relationships | EDI
Allocation of purchase price
Other intangible assets							¥ 109,632